Results related to derecognition of financial liabilities	6 Months Ended
Jun. 30, 2023
Results related to derecognition of financial liabilities
Results related to derecognition of financial liabilities

17. Results related to derecognition of financial liabilities

	Six month period
	ended June 30,
	2023	2022
	€1,000	€1,000

Gain on waiver of Amylon convertible loans	509	1,144
	509	1,144

Refer to note 8 for a description of convertible loans issued to Amylon.